OTHER OPERATING INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other operating income expense [Abstract]
Foreign exchange gain	$ 7,132	$ 3,595	$ 4,142
Gain on deemed disposal of previously held joint venture interest	213	0	0
Gain on disposal of business	3,255	0	0
Other operating income	512	1,101	1,545
Other Income	$ 11,459	$ 4,696	$ 5,687